Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Amortized cost	$ 84,252	$ 78,180
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	81,308	77,229
Non-investment grade	611	423
Impaired	150	150
Carrying amount of securities measured at FVOCI subject to impairment	82,069	77,802
Items not subject to impairment	536	533
Carrying amount of securities measured at FVOCI	82,605	78,335
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	73,137	66,033
Non-investment grade	1,089	1,139
Amount before allowance for credit losses	74,226	67,172
Allowance for credit losses	22	23
Amortized cost	74,204	67,149
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	81,252	77,147
Non-investment grade	611	423
Carrying amount of securities measured at FVOCI subject to impairment	81,863	77,570
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	73,137	66,033
Non-investment grade	864	928
Amount before allowance for credit losses	74,001	66,961
Allowance for credit losses	7	5
Amortized cost	73,994	66,956
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	56	82
Carrying amount of securities measured at FVOCI subject to impairment	56	82
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Non-investment grade	225	211
Amount before allowance for credit losses	225	211
Allowance for credit losses	15	18
Amortized cost	210	193
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	150	150
Carrying amount of securities measured at FVOCI subject to impairment	$ 150	$ 150